Share-based payment obligations - Movements in the number of share options outstanding - (Details) shares in Thousands						12 Months Ended
	Oct. 14, 2021	Oct. 13, 2021	Jul. 01, 2021 USD ($)	Jul. 14, 2020 USD ($)	Mar. 09, 2020 USD ($)	Dec. 31, 2021 Option USD ($) shares	Dec. 31, 2020 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at the beginning of the period						23,749,430
Share options Issued | $			159,369	33,405	120,228
Share options ending of the period						7,942,538	23,749,430
Conversion ratio of old classes of ordinary shares into new class of ordinary shares	500	500
Incentive Plan One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares						3,800	3,800
Share options at the beginning of the period						3,749,000	3,659,000
Share options Issued						94,000	149,000
Share options Forfeited						(43,000)	(59,000)
Exercised during the period						(2,533,000)
Share options ending of the period						1,267,000	3,749,000
Incentive Plan Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares						15,360	15,360
Share options at the beginning of the period						15,350,000	15,360,000
Share options Issued						10,000
Share options Forfeited							(10,000)
Exercised during the period						(10,240,000)
Share options ending of the period						5,120,000	15,350,000
Incentive Plan Two B.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares						4,600	4,600
Share options at the beginning of the period						4,595,000	4,612,000
Share options Issued						55,000
Share options Forfeited						(39,000)	(17,000)
Exercised during the period						(3,074,000)
Share options ending of the period						1,537,000	4,595,000
Incentive Plan Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares						56	56
Share options at the beginning of the period						56,000	51,000
Share options Issued							5,000
Exercised during the period						(37,000)
Share options ending of the period						19,000	56,000